           AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 5, 1998

                                                              FILE NO.  33-35412
                                                              FILE NO. 811-06116
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                            ------------------------
                                     FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                        POST-EFFECTIVE AMENDMENT NO. 17

                                      AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 18
                            ------------------------

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                           (Exact Name of Registrant)

                       NORTHBROOK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       NORTHBROOK LIFE INSURANCE COMPANY
                               3100 SANDERS ROAD
                          NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)
                            ------------------------
                                   COPIES TO:

        RICHARD T. CHOI, ESQUIRE             CHRISTINE A. EDWARDS, ESQUIRE
        FREEDMAN, LEVY, KROLL & SIMONDS      DEAN WITTER REYNOLDS INC.
        650 CONNECTICUT AVENUE, NW           TWO WORLD TRADE CENTER
        WASHINGTON, DC 20006                 NEW YORK, NEW YORK 10048
                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

     X  immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
        on (date) pursuant to paragraph (b) of Rule 485
    ---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
        on (date) pursuant to paragraph (a)(1) of Rule 485
    ---

            IF APPROPRIATE, CHECK THE FOLLOWING BOX:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                CROSS REFERENCE SHEET

Showing Location in Part A (Prospectus) and Part B of Registration Statement of Information Required by Form N-4



ITEM OF
FORM N-4                                               PROSPECTUS CAPTION
--------                                               ------------------
 1.  Cover Page. . . . . . . . . . . . . . . . . . .   Cover Page
 2.  Definitions . . . . . . . . . . . . . . . . . .   Glossary
 3.  Synopsis. . . . . . . . . . . . . . . . . . . .   Introduction: Summary of Separate
                                                        Account Expenses
 4.  Condensed Financials. . . . . . . . . . . . . .   --
     (a)   Chart . . . . . . . . . . . . . . . . . .   Condensed Financial Statements
     (b)   Performance Data. . . . . . . . . . . . .   Performance Data
     (c)   Location of Others. . . . . . . . . . . .   Financial Statements
 5.  General . . . . . . . . . . . . . . . . . . . .   --
     (a)   Depositor . . . . . . . . . . . . . . . .   Northbrook Life Insurance Company
     (b)   Registrant. . . . . . . . . . . . . . . .   The Variable Account
     (c)   Portfolio Company . . . . . . . . . . . .   Dean Witter Variable Investment Series
     (d)   Fund Prospectus . . . . . . . . . . . . .   Dean Witter Variable Investment Series
     (e)   Voting Rights . . . . . . . . . . . . . .   Voting Rights
     (f)   Administrators. . . . . . . . . . . . . .   Charges & Other Deductions -- Contract
                                                        Maintenance Charge
 6.  Deductions & Expenses . . . . . . . . . . . . .   Charges & Other Deductions
     (a)   General . . . . . . . . . . . . . . . . .   Charges & Other Deductions
     (b)   Sales Load. . . . . . . . . . . . . . . .   Surrender Charge
     (c)   Special Purchase Plans. . . . . . . . . .   N/A
     (d)   Commissions . . . . . . . . . . . . . . .   Sales Commission
     (e)   Fund Expenses . . . . . . . . . . . . . .   Summary of Expenses; Dean Witter
                                                        Variable Investment Series Expenses
     (f)   Organizational Expenses . . . . . . . . .   N/A
 7.  Contracts
     (a)   Persons with Rights . . . . . . . . . . .   The Contracts; Benefits; Income
                                                        Payments; Voting Rights; Assignments;
                                                        Beneficiaries Contract Owners
     (b)   (i)    Allocation of Purchase Payments .    Allocation of Purchase Payments
           (ii)   Transfers. . . . . . . . . . . . .   Transfers
           (iii)  Exchanges. . . . . . . . . . . . .   N/A
     (c)   Changes . . . . . . . . . . . . . . . . .   Modification
     (d)   Inquiries . . . . . . . . . . . . . . . .   Customer Inquiries
 8.  Annuity Period. . . . . . . . . . . . . . . . .   Income Payments
     (a)   Material Factors. . . . . . . . . . . . .   Amount of Variable Annuity Income
                                                        Payments
     (b)   Dates . . . . . . . . . . . . . . . . . .   Date Income Starting
     (c)   Frequency, duration & level . . . . . . .   Amount of Variable Annuity Income
                                                        Payments
     (d)   AIR . . . . . . . . . . . . . . . . . . .   Amount of Variable Annuity Income
                                                        Payments


     (e)   Minimum . . . . . . . . . . . . . . . . .   Amount of Variable Annuity Income
                                                        Payments
     (f)   -- Change Options . . . . . . . . . . . .   Income Plans
           -- Transfer . . . . . . . . . . . . . . .   --
 9.  Death Benefit . . . . . . . . . . . . . . . . .   Benefits Under the Contract
10.  Purchases & Contract Value
     (a)   Purchases . . . . . . . . . . . . . . . .   Purchase of the Contract; Crediting of
                                                        Purchase Payments
     (b)   Valuation . . . . . . . . . . . . . . . .   Value of Variable Account Accumulation
                                                        Units
     (c)   Daily Calculation . . . . . . . . . . . .   Value of Variable Account Accumulation
                                                        Units; Allocation of Purchase Payments
     (d)   Underwriter . . . . . . . . . . . . . . .   Dean Witter Reynolds Inc.
11.  Redemptions
     (a)    -- By Owners . . . . . . . . . . . . . .   Surrender & Withdrawals
     (b)    -- By Annuitant. . . . . . . . . . . . .   Annuity Options
     (c)    Texas ORP. . . . . . . . . . . . . . . .   N/A
     (d)    Lapse. . . . . . . . . . . . . . . . . .   Default
     (e)    Free Look. . . . . . . . . . . . . . . .   Introduction
12.  Taxes . . . . . . . . . . . . . . . . . . . . .   Federal Tax Matters
13.  Legal Proceedings . . . . . . . . . . . . . . .   N/A
14.  SAI Contents. . . . . . . . . . . . . . . . . .   SAI Table of Contents
15.  Cover Page. . . . . . . . . . . . . . . . . . .   SAI: Cover Page
16.  Table of Contents . . . . . . . . . . . . . . .   SAI: Table of Contents
17.  General Information & History
     (a)   Depositor's Name. . . . . . . . . . . . .   Northbrook Life Insurance Company
     (b)   Assets of Sub-Account . . . . . . . . . .   The Variable Account
     (c)   Control of Depositor. . . . . . . . . . .   Northbrook Life Insurance Company
18.  Services
     (a)   Fees & Expenses of Registrant . . . . . .   Contract Maintenance Charge
     (b)   Management Contracts. . . . . . . . . . .   Contract Maintenance Charge;  Sales
                                                        Commissions
     (c)   Custodian . . . . . . . . . . . . . . . .   SAI: Safekeeping of the Variable
                                                        Account's Assets
           Independent Public Accountant . . . . . .   SAI: Experts
     (d)   Assets of Registrant. . . . . . . . . . .   SAI: Safekeeping of the Variable Account
                                                        Assets
     (e)   Affiliated Persons. . . . . . . . . . . .   N/A
     (f)   Principal Underwriter . . . . . . . . ...   Dean Witter Reynolds Inc.
19.  Purchase of Securities Being Offered
     (a)   Offering. . . . . . . . . . . . . . . . .   SAI: Purchase of Contracts
     (b)   Sales load. . . . . . . . . . . . . . ...   SAI: Sales Commissions
20.  Underwriters
     (a)   Principal Underwriter . . . . . . . . . .   N/A
     (b)   Continuous offering . . . . . . . . . ...   SAI: Purchase of Contracts
     (c)   Commissions . . . . . . . . . . . . . . .   SAI: Sales Commissions; Dean Witter Reynolds Inc.
     (d)   Unaffiliated Underwriters . . . . . . . .   N/A
21.  Calculation of Performance Data . . . . . . . .   SAI: Performance Data


22.  Annuity Payments. . . . . . . . . . . . . . . .   SAI; Income Payments
23.  Financial Statements
     (a)   Financial Statements of Registrant. . . .   SAI; Northbrook Variable Annuity
                                                        Account Financial Statements
     (b)   Financial Statements of Depositor . . . .   SAI; Northbrook Life Insurance
                                                        Company Financial Statements
24a. Financial Statements. . . . . . . . . . . . . .   Part C.  Financial Statements
24b. Exhibits. . . . . . . . . . . . . . . . . . . .   Part C.  Exhibits
25.  Directors and Officers. . . . . . . . . . . . .   Part C.  Directors & Officers of Depositor
26.  Persons Controlled By or Under Common Control
      with Depositor or Registrant . . . . . . . . .   Part C.  Persons Controlled by or
                                                        Under Common Control with
                                                        Depositor or Registrant
27.  Number of Contract Owners . . . . . . . . . . .   Part C.  Number of Contract Owners
28.  Indemnification . . . . . . . . . . . . . . . .   Part C.  Indemnification
29a. Relationship of Principal Underwriter to Other
     Investment Companies. . . . . . . . . . . . . .   Part C.  Relationship of Principal
                                                        Underwriter to Other Investment
                                                        Companies
29b. Principal Underwriters. . . . . . . . . . . . .   Part C.  Principal Underwriters
29c. Compensation of Underwriter . . . . . . . . . .   Part C.  Compensation of Dean    Witter
30.  Location of Accounts and Records. . . . . . . .   Part C.  Location of Accounts and Records
31.  Management Services . . . . . . . . . . . . . .   Part C.  Management Services
32.  Undertakings. . . . . . . . . . . . . . . . ...   Part C.  Undertakings

Registrant is filing this Post-effective Amendment No. 17 for the purpose of adding four additional Sub-Accounts to the Variable Account.

Registrant does not intend for this Post-effective Amendment No. 17 to amend or delete any other part of this Registration Statement except as specifically noted herein.

                            SUPPLEMENT DATED MARCH 5, 1998
                         TO THE PROSPECTUS DATED MAY 1, 1997
                           AS SUPPLEMENTED JANUARY 19, 1998
                      OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                         OF NORTHBROOK LIFE INSURANCE COMPANY

     Northbrook Life Insurance Company ("Northbrook Life") is pleased to announce the availability of four new Sub-Accounts, described below, to the Contracts described in the Prospectus. Capitalized terms have the same meaning as given to them in the Prospectus. Please retain this Supplement for future reference.

FOUR NEW SUB-ACCOUNTS

Cover Page:  Replace the fourth paragraph with the following paragraph:

     The Variable Account invests in shares of one or more management investment companies ("Funds"). All of the Funds which are described in this prospectus may not be available in your state. Presently, the Variable Account invests in shares of the following Funds:

          Dean Witter Variable Investment Series
          Morgan Stanley Universal Funds, Inc.
          Van Kampen American Capital Life Investment Trust

Page 4:  Replace the following definitions:

     Fund - The Dean Witter Variable Investment Series, the Morgan Stanley Universal Funds, Inc. and/or the Van Kampen American Capital Life Investment Trust.

     Investment Alternative - The Fixed Account and the seventeen Sub-Accounts of the Variable Account constitute the eighteen Investment Alternatives.

     Portfolios - The mutual fund portfolios of the Funds.

Page 5:  Question 3, substitute the following sentence for the first sentence:

     The Variable Account invests in shares of the Dean Witter Variable Investment Series, a mutual fund managed by Dean Witter InterCapital Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

     Question 3, insert the following sentences before the third to last sentence of the paragraph:

     The Variable Account invests in shares of three Portfolios of Morgan Stanley Universal Funds, Inc., a mutual fund managed by Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The Fund Portfolios include: the Equity Growth Portfolio, the International Magnum Portfolio, and the Emerging Markets Equity Portfolio. The Variable Account also invests in shares of one Portfolio of Van Kampen American Capital Life Investment Trust, a mutual fund managed by Van Kampen American Capital Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. The Fund Portfolio includes: the Emerging Growth Portfolio.

Page 7:  Replace the existing chart and add the following charts:
Dean Witter Variable Investment Series, Inc. ("Fund") Expenses
(as a percentage of Fund average assets)

                                  Management       Other        Total Fund
Portfolio                            Fees         Expenses    Annual Expenses
---------                         ----------      --------    ---------------
Money Market                         .50%           .02%           .52%
Quality Income Plus                  .50%(1)        .03%           .53%
High Yield                           .50%           .03%           .53%
Utilities                            .65%(2)        .02%           .67%
Income Builder(4)                    .75%           .24%           .99%
Dividend Growth                      .53%(3)        .01%           .54%
Capital Growth                       .65%           .06%           .71%
Global Dividend Growth               .75%           .09%           .84%
European Growth                     1.00%           .12%          1.12%
Pacific Growth                      1.00%           .44%          1.44%
Capital Appreciation(4)              .75%           .22%           .97%
Equity                               .50%(5)        .02%           .52%
Strategist                           .50%           .02%           .52%


(1) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.45%.
(2) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee will be 0.55%.
(3)  The management fee will be 0.625% for net assets of up to $500 million.
     For net assets which exceed $500 million, but to not exceed $1 billion, the management fee will be 0.50% and for net assets that exceed $1 billion, the management fee will be 0.475%.
(4) Dean Witter InterCapital has undertaken to assume all expenses until the pertinent portfolio has $50 million in assets or until July 31, 1998, whichever occurs first. Income Builder obtained $50 million on December 3, 1997 resulting in fees being applied on that date and thereafter.
(5) This percentage is applicable to Portfolio net assets of up to $1 billion. For net assets which exceed $1 billion, the management fee will be 0.475%.

Morgan Stanley Universal Funds, Inc. ("Fund") Expenses
(as a percentage of Fund average assets)

                                  Management       Other        Total Fund
Portfolio                          Fees(1)        Expenses    Annual Expenses
---------                         ----------      --------    ---------------
Equity Growth                          0%           .85%           .85%
International Magnum                   0%          1.15%          1.15%
Emerging Markets Equity                0%          1.75%          1.75%

(1) Morgan Stanley Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions the expenses would have been as follows:

                                  Management       Other        Total Fund
Portfolio                            Fees         Expenses    Annual Expenses
---------                         ----------      --------    ---------------
Equity Growth                        .55%          1.50%          2.05%
International Magnum                 .80%          1.98%          2.78%
Emerging Markets Equity             1.25%          2.87%          4.12%

Van Kampen American Capital Life Investment Trust ("Fund") Expenses (as a percentage of Fund average assets)

                                  Management       Other        Total Fund
Portfolio                          Fees(1)        Expenses    Annual Expenses
---------                         ----------      --------    ---------------
Emerging Growth                        0%           .85%           .85%

(1) Van Kampen American Capital has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolio for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions the expenses would have been as follows:

                                  Management       Other        Total Fund
Portfolio                            Fees         Expenses    Annual Expenses
---------                         ----------      --------    ---------------
Emerging Growth                      .70%          1.80%          2.50%

Page 8:  Replace the charts in the example with the charts listed below:
"If you surrender your Contract ..."
(with both the optional Performance Income Benefit and the optional Performance Death Benefit****)


                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $65            $94           $125           $250
Quality Income Plus Sub-Account                     $65            $94           $126           $251
High Yield Sub-Account                              $65            $94           $126           $251
Utilities Sub-Account                               $66            $98           $133           $266
Income Builder Sub-Account                          $69           $108           $149           $299
Dividend Growth Sub-Account                         $65            $94           $126           $252
Capital Growth Sub-Account                          $67           $100           $135           $270
Global Dividend Growth Sub-Account                  $68           $104           $142           $283
European Growth Sub-Account                         $71           $112           $156           $311
Pacific Growth Sub-Account                          $74           $122           $172           $343
Capital Appreciation Sub-Account                    $69           $108           $148           $296
Equity Sub-Account                                  $65            $94           $125           $250
Strategist Sub-Account                              $65            $94           $125           $250
Equity Growth Sub-Account                           $68           $104           $142           $284
International Magnum Sub-Account                    $71           $113           $157           $314
Emerging Markets Equity Sub-Account                 $77           $131           $187           $372
Emerging Growth Sub-Account                         $68           $104           $142           $284

(with an optional Death Benefit provision or the optional Performance Income Benefit**)

                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $63            $90           $120           $239
Quality Income Plus Sub-Account                     $64            $91           $120           $240
High Yield Sub-Account                              $64            $91           $120           $240
Utilities Sub-Account                               $65            $95           $127           $255
Income Builder Sub-Account                          $68           $105           $144           $287
Dividend Growth Sub-Account                         $64            $91           $121           $241
Capital Growth Sub-Account                          $65            $96           $129           $259
Global Dividend Growth Sub-Account                  $67           $100           $136           $272
European Growth Sub-Account                         $70           $109           $150           $300
Pacific Growth Sub-Account                          $73           $118           $167           $332
Capital Appreciation Sub-Account                    $68           $104           $143           $285


Equity Sub-Account                                  $63            $90           $120           $239
Strategist Sub-Account                              $63            $90           $120           $239
Equity Growth Sub-Account                           $67           $100           $137           $273
International Magnum Sub-Account                    $70           $110           $152           $303
Emerging Markets Equity Sub-Account                 $76           $128           $182           $361
Emerging Growth Sub-Account                         $67           $100           $137           $273

(without an optional Death Benefit provision or the optional Performance Income Benefit ***)

                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $62            $86           $113           $225
Quality Income Plus Sub-Account                     $62            $87           $114           $227
High Yield Sub-Account                              $62            $87           $114           $227
Utilities Sub-Account                               $64            $91           $121           $241
Income Builder Sub-Account                          $67           $101           $137           $275
Dividend Growth Sub-Account                         $62            $87           $114           $228
Capital Growth Sub-Account                          $64            $92           $123           $246
Global Dividend Growth Sub-Account                  $65            $96           $130           $259
European Growth Sub-Account                         $68           $105           $144           $288
Pacific Growth Sub-Account                          $72           $115           $160           $320
Capital Appreciation Sub-Account                    $67           $100           $136           $273
Equity Sub-Account                                  $62            $86           $113           $225
Strategist Sub-Account                              $62            $86           $113           $225
Equity Growth Sub-Account                           $66            $97           $130           $260
International Magnum Sub-Account                    $69           $106           $146           $291
Emerging Markets Equity Sub-Account                 $75           $124           $176           $350
Emerging Growth Sub-Account                         $66            $97           $130           $260

"If you do not surrender your Contract ...."
(with both the optional Performance Income Benefit and the optional Performance Death Benefit****)

                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $22            $68           $117           $250
Quality Income Plus Sub-Account                     $22            $68           $117           $251
High Yield Sub-Account                              $22            $68           $117           $251
Utilities Sub-Account                               $24            $73           $124           $266
Income Builder Sub-Account                          $27            $83           $141           $299
Dividend Growth Sub-Account                         $22            $69           $118           $252
Capital Growth Sub-Account                          $24            $74           $127           $270
Global Dividend Growth Sub-Account                  $25            $78           $133           $283
European Growth Sub-Account                         $28            $87           $147           $311
Pacific Growth Sub-Account                          $32            $96           $164           $343
Capital Appreciation Sub-Account                    $27            $82           $140           $296
Equity Sub-Account                                  $22            $68           $117           $250
Strategist Sub-Account                              $22            $68           $117           $250
Equity Growth Sub-Account                           $25            $78           $134           $284
International Magnum Sub-Account                    $29            $88           $149           $314
Emerging Markets Equity Sub-Account                 $35           $106           $179           $372
Emerging Growth Sub-Account                         $25            $78           $134           $284

(with an optional Death Benefit provision or the optional Performance Income Benefit**)

                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $21            $65           $111           $239
Quality Income Plus Sub-Account                     $21            $65           $112           $240
High Yield Sub-Account                              $21            $65           $112           $240
Utilities Sub-Account                               $23            $69           $119           $255
Income Builder Sub-Account                          $26            $79           $135           $287
Dividend Growth Sub-Account                         $21            $65           $112           $241
Capital Growth Sub-Account                          $23            $71           $121           $259
Global Dividend Growth Sub-Account                  $24            $75           $128           $272
European Growth Sub-Account                         $27            $83           $142           $300
Pacific Growth Sub-Account                          $30            $93           $158           $332
Capital Appreciation Sub-Account                    $26            $79           $134           $285
Equity Sub-Account                                  $21            $65           $111           $239
Strategist Sub-Account                              $21            $65           $111           $239
Equity Growth Sub-Account                           $24            $75           $128           $273
International Magnum Sub-Account                    $27            $84           $143           $303
Emerging Markets Equity Sub-Account                 $34           $102           $173           $361
Emerging Growth Sub-Account                         $24            $75           $128           $273

(without an optional Death Benefit provision or the optional Performance Income Benefit ***)

                                                 1 Year         3 Year         5 Year        10 Year
                                                 ------         ------         ------        -------
Money Market Sub-Account                            $20            $61           $105           $225
Quality Income Plus Sub-Account                     $20            $61           $105           $227
High Yield Sub-Account                              $20            $61           $105           $227
Utilities Sub-Account                               $21            $66           $112           $241
Income Builder Sub-Account                          $25            $75           $129           $275
Dividend Growth Sub-Account                         $20            $62           $106           $228
Capital Growth Sub-Account                          $22            $67           $114           $246
Global Dividend Growth Sub-Account                  $23            $71           $121           $259
European Growth Sub-Account                         $26            $79           $136           $288
Pacific Growth Sub-Account                          $29            $89           $152           $320
Capital Appreciation Sub-Account                    $24            $75           $128           $273
Equity Sub-Account                                  $20            $61           $105           $225
Strategist Sub-Account                              $20            $61           $105           $225
Equity Growth Sub-Account                           $23            $71           $122           $260
International Magnum Sub-Account                    $26            $80           $137           $291
Emerging Markets Equity Sub-Account                 $32            $99           $167           $350
Emerging Growth Sub-Account                         $23            $71           $122           $260

****Total Separate Account Annual Expenses of 1.59%
**Total Separate Account Annual Expenses of 1.48%
***Total Separate Account Annual Expenses of 1.35%

Page 9:  Add the following column to the Condensed Financial Information table:

                                                                                1997
                                                                                ----
Money Market Sub-Account
     Accumulation Unit Value, Beginning of Period                               12.086240
     Accumulation Unit Value, End of Period                                     12.545891
     Number of Units Outstanding, End of Period                                 18,625,329.60
Quality Income Plus Sub-Account
     Accumulation Unit Value, Beginning of Period                               16.291873
     Accumulation Unit Value, End of Period                                     17.982521
     Number of Units Outstanding, End of Period                                 20,839,536.29
High Yield Sub-Account
     Accumulation Unit Value, Beginning of Period                               24.146504
     Accumulation Unit Value, End of Period                                     26.651638
     Number of Units Outstanding, End of Period                                 8,797,892.14
Utilities Sub-Account
     Accumulation Unit Value, Beginning of Period                               19.132545
     Accumulation Unit Value, End of Period                                     24.208448
     Number of Units Outstanding, End of Period                                 15,172,386.90
Income Builder Sub-Account
     Accumulation Unit Value, Beginning of Period                               10.000000
     Accumulation Unit Value, End of Period                                     12.083732
     Number of Units Outstanding, End of Period                                 2,364,582.81
Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               26.253625
     Accumulation Unit Value, End of Period                                     32.589936
     Number of Units Outstanding, End of Period                                 39,673,541.61
Capital Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               16.213165
     Accumulation Unit Value, End of Period                                     20.177340
     Number of Units Outstanding, End of Period                                 4,469,790.49
Global Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               13.769880
     Accumulation Unit Value, End of Period                                     15.303559
     Number of Units Outstanding, End of Period                                 21,662,482.02
European Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               23.949281
     Accumulation Unit Value, End of Period                                     27.870064
     Number of Units Outstanding, End of Period                                 9,765,284.13
Pacific Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               9.817883
     Accumulation Unit Value, End of Period                                     6.059243
     Number of Units Outstanding, End of Period                                 8,191,656.38
Capital Appreciation Sub-Account
     Accumulation Unit Value, Beginning of Period                               10.000000
     Accumulation Unit Value, End of Period                                     11.176955
     Number of Units Outstanding, End of Period                                 1,609,655.21
Equity Sub-Account
     Accumulation Unit Value, Beginning of Period                               28.243565
     Accumulation Unit Value, End of Period                                     38.873354
     Number of Units Outstanding, End of Period                                 13,511,971.54
Strategist Sub-Account
     Accumulation Unit Value, Beginning of Period                               19.132545
     Accumulation Unit Value, End of Period                                     21.539863
     Number of Units Outstanding, End of Period                                 16,153,105.07

Page 10: Add the following column to the Condensed Financial Information table: for Contracts with an Optional Death Benefit Provision

                                                                                1997
                                                                                ----
Money Market Sub-Account
     Accumulation Unit Value, Beginning of Period                               12.067804
     Accumulation Unit Value, End of Period                                     12.510584
     Number of Units Outstanding, End of Period                                 5,406,174.68
Quality Income Plus Sub-Account
     Accumulation Unit Value, Beginning of Period                               16.266995
     Accumulation Unit Value, End of Period                                     17.931874
     Number of Units Outstanding, End of Period                                 2,700,281.79
High Yield Sub-Account
     Accumulation Unit Value, Beginning of Period                               24.109648
     Accumulation Unit Value, End of Period                                     26.576588
     Number of Units Outstanding, End of Period                                 3,843,253.28
Utilities Sub-Account
     Accumulation Unit Value, Beginning of Period                               19.103338
     Accumulation Unit Value, End of Period                                     24.140294
     Number of Units Outstanding, End of Period                                 1,753,742.93
Income Builder Sub-Account
     Accumulation Unit Value, Beginning of Period                               10.000000
     Accumulation Unit Value, End of Period                                     12.068959
     Number of Units Outstanding, End of Period                                 2,024,851.02
Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               26.213574
     Accumulation Unit Value, End of Period                                     32.498223
     Number of Units Outstanding, End of Period                                 13,973,140.58
Capital Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               16.188413
     Accumulation Unit Value, End of Period                                     20.120513
     Number of Units Outstanding, End of Period                                 1,365,426.82
Global Dividend Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               13.748863
     Accumulation Unit Value, End of Period                                     15.260474
     Number of Units Outstanding, End of Period                                 7,789,952.24
European Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               23.912739
     Accumulation Unit Value, End of Period                                     27.791611
     Number of Units Outstanding, End of Period                                 3,091,981.26
Pacific Growth Sub-Account
     Accumulation Unit Value, Beginning of Period                               9.802888
     Accumulation Unit Value, End of Period                                     6.042153
     Number of Units Outstanding, End of Period                                 2,105,514.42
Capital Appreciation Sub-Account
     Accumulation Unit Value, Beginning of Period                               10.000000
     Accumulation Unit Value, End of Period                                     11.163269
     Number of Units Outstanding, End of Period                                 1,147,827.70
Equity Sub-Account
     Accumulation Unit Value, Beginning of Period                               28.200434


     Accumulation Unit Value, End of Period                                     38.763896
     Number of Units Outstanding, End of Period                                 5,454,408.82
Strategist Sub-Account
     Accumulation Unit Value, Beginning of Period                               19.042238
     Accumulation Unit Value, End of Period                                     21.479229
     Number of Units Outstanding, End of Period                                 3,529,096.07



Page 11: Under "Dean Witter Reynolds Inc.", replace the second sentence in the first paragraph with the following sentence:

     Dean Witter is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("Morgan Stanley, Dean Witter Discover").

After the second paragraph add the following paragraphs:

     Morgan Stanley, Dean Witter Discover's wholly owned subsidiary, Morgan Stanley Asset Management Inc. ("MSAM"), is the investment manager of Morgan Stanley Universal Funds, Inc. MSAM is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays MSAM a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus.

     Morgan Stanley, Dean Witter Discover's wholly owned subsidiary, Van Kampen American Capital Asset Management, Inc. ("VKACAM"), is the investment manager of Van Kampen American Capital Life Investment Trust. VKACAM is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays VKACAM a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus.

Pages 11-12:  Delete the third paragraph under "Dean Witter Reynolds Inc."

Page 12: In the first sentence under "Dean Witter Variable Investment Series" delete the word "exclusively" and at the end of the sentence add ", the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust (collectively "Funds")." Also in the fourth, fifth and sixth sentences change "Fund" to "Funds".

       In the third paragraph under "Dean Witter Variable Investment Series" change "Fund" to "Funds".

Page 13: Before the third to last paragraph prior to "The Contracts", add the following:

Morgan Stanley Universal Funds, Inc.

     The Fund Portfolios available under the Contracts include: the Equity Growth Portfolio, the International Magnum Portfolio, and the Emerging Markets Equity Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.

     The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of medium and large capitalization companies that, in the investment adviser's judgment, provide above-average potential for capital growth.

     The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-US issuers domiciled in EAFE countries (defined as countries that include Australia, Japan, New Zealand, most nations in Western Europe and certain developed countries in Asia such as Hong Kong and Singapore, see the Fund's prospectus for greater detail).

     The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers with a focus on those in which the investment manager believes the economies are developing strongly and in which the markets are becoming more sophisticated.

Van Kampen American Capital Life Investment Trust

     The Fund Portfolio available under the Contracts includes: the Emerging Growth Portfolio. The Emerging Growth Portfolio seeks capital appreciation by investing in a portfolio of securities consisting of common stocks of small and medium sized companies considered by the investment manager to be emerging growth companies.

Page 13: In the last two paragraphs before "The Contracts" change "Fund" to "Funds" and "Prospectus" to "Prospectuses".

Page 17: Under "Dean Witter Variable Investment Series ("Fund") Expenses" change the heading to "Fund Expenses" and replace the word "the" with the word "each".

                          SUPPLEMENT DATED MARCH 5, 1998 TO
             THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997
                          AS SUPPLEMENTED JANUARY 19, 1998
                     OF NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                        OF NORTHBROOK LIFE INSURANCE COMPANY

The Statement of Additional Information is amended as set forth below. Please retain this Supplement for future reference.

Under "Standardized Total Return" replace the existing table with the following tables for the periods ended December 31, 1997:

(Without an optional Death Benefit provision or the optional Performance Income Benefit)


                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.48%)              2.91%              3.15%
Quality Income Plus                        5.32%               6.54%              8.47%
High Yield                                 6.06%              10.13%             14.58%
Utilities                                 21.14%              11.67%             13.05%
Income Builder                               NA                  NA              16.74%
Dividend Growth                           19.62%              16.90%             17.84%
Capital Growth                            18.58%               9.48%             10.77%
Global Dividend Growth                     6.23%                 NA              11.13%
European Growth                           10.22%              21.96%             16.13%
Pacific Growth                           (42.84%)                NA             (13.22%)
Capital Appreciation                         NA                  NA               7.05%
Equity                                    31.29%              18.42%             20.77%
Strategist                                 7.89%               8.78%             11.23%

(With an optional Death Benefit provision or the optional Performance Income Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.61%)              2.78%              3.07%
Quality Income Plus                        5.18%               6.40%              8.33%
High Yield                                 5.92%               9.98%             14.43%
Utilities                                 20.99%              11.53%             12.91%
Income Builder                               NA                  NA              16.58%
Dividend Growth                           19.46%              16.75%             17.69%
Capital Growth                            18.41%               9.34%             10.63%
Global Dividend Growth                     6.09%                 NA              10.99%
European Growth                           10.08%              21.81%             15.99%
Pacific Growth                           (42.91%)                NA             (13.33%)
Capital Appreciation                         NA                  NA               6.90%
Equity                                    31.12%              18.27%             20.62%
Strategist                                 7.75%               8.64%             11.09%

(With both the Optional Performance Income Benefit and the Optional Performance Death Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.72%)              2.67%              2.91%
Quality Income Plus                        5.07%               6.29%              8.21%


High Yield                                 5.81%               9.86%             14.31%
Utilities                                 20.85%              11.41%             12.79%
Income Builder                               NA                  NA              16.45%
Dividend Growth                           19.33%              16.62%             17.56%
Capital Growth                            18.28%               9.22%             10.51%
Global Dividend Growth                     5.98%                 NA              10.87%
European Growth                            9.96%              21.67%             15.86%
Pacific Growth                           (42.98%)                NA             (13.43%)
Capital Appreciation                         NA                  NA               6.78%
Equity                                    30.97%              18.15%             20.49%
Strategist                                 7.63%               8.52%             10.97%

Above the first paragraph on page 5, add the heading "Adjusted Historical Return". Replace the existing table that follows that paragraph with the following tables for the periods ended December 31, 1997:

Adjusted Historical Return

(Without an optional Death Benefit provision or the optional Performance Income Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.48%)              2.91%              4.13%
Quality Income Plus                        5.32%               6.54%              7.93%
High Yield                                 6.06%              10.13%              7.32%
Utilities                                 21.14%              11.67%             11.73%
Income Builder                               NA                  NA              16.74%
Dividend Growth                           19.62%              16.90%             13.44%
Capital Growth                            18.58%               9.48%             10.77%
Global Dividend Growth                     6.23%                 NA              11.13%
European Growth                           10.22%              21.96%             16.13%
Pacific Growth                           (42.84%)                NA             (13.22%)
Capital Appreciation                         NA                  NA               7.05%
Equity                                    31.29%              18.42%             15.89%
Strategist                                 7.89%               8.78%              9.57%
Equity Growth                                NA                  NA              26.32%
International Magnum                         NA                  NA               0.74%
Emerging Markets Equity                   (5.33%)                NA              (6.22%)
Emerging Growth                           14.52%                 NA              19.34%

(With an optional Death Benefit provision or the optional Performance Income Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.61%)              2.78%              4.06%
Quality Income Plus                        5.18%               6.40%              7.86%
High Yield                                 5.92%               9.98%              7.26%
Utilities                                 20.99%              11.53%             11.68%
Income Builder                               NA                  NA              16.58%
Dividend Growth                           19.46%              16.75%             13.39%
Capital Growth                            18.41%               9.34%             10.63%
Global Dividend Growth                     6.09%                 NA              10.99%
European Growth                           10.08%              21.81%             15.99%


Pacific Growth                           (42.91%)                NA             (13.33%)
Capital Appreciation                         NA                  NA               6.90%
Equity                                    31.12%              18.27%             15.81%
Strategist                                 7.75%               8.64%              9.50%
Equity Growth                                NA                  NA              26.15%
International Magnum                         NA                  NA               0.60%
Emerging Markets Equity                   (5.46%)                NA              (6.35%)
Emerging Growth                           14.36%                 NA              19.18%

(With both the Optional Performance Income Benefit and the Optional Performance Death Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                              (0.72%)              2.67%              3.88%
Quality Income Plus                        5.07%               6.29%              7.67%
High Yield                                 5.81%               9.86%              7.06%
Utilities                                 20.85%              11.41%             11.46%
Income Builder                               NA                  NA              16.45%
Dividend Growth                           19.33%              16.62%             13.16%
Capital Growth                            18.28%               9.22%             10.51%
Global Dividend Growth                     5.98%                 NA              10.87%
European Growth                            9.96%              21.67%             15.86%
Pacific Growth                           (42.98%)                NA             (13.43%)
Capital Appreciation                         NA                  NA               6.78%
Equity                                    30.97%              18.15%             15.61%
Strategist                                 7.63%               8.52%              9.31%
Equity Growth                                NA                  NA              26.00%
International Magnum                         NA                  NA               0.49%
Emerging Markets Equity                   (5.57%)                NA              (6.45%)
Emerging Growth                           14.23%                 NA              19.05%

Under "Other Total Return" replace the existing table with the following tables for the periods ended December 31, 1997:

(Without an optional Death Benefit provision or the optional Performance Income Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                               3.82%               3.11%              3.21%
Quality Income Plus                        9.62%               6.72%              8.51%
High Yield                                10.37%              10.29%             14.61%
Utilities                                 25.45%              11.83%             13.09%
Income Builder                               NA                  NA              22.24%
Dividend Growth                           23.92%              17.03%             17.86%
Capital Growth                            22.87%               9.65%             10.81%
Global Dividend Growth                    10.54%                 NA              11.66%
European Growth                           14.53%              22.07%             16.16%
Pacific Growth                           (38.54%)                NA             (12.18%)
Capital Appreciation                         NA                  NA              12.53%
Equity                                    35.59%              18.55%             20.79%
Strategist                                12.19%               8.95%             11.26%
Equity Growth                                NA                  NA              31.48%


International Magnum                         NA                  NA               5.92%
Emerging Markets Equity                   (1.04%)                NA              (2.71%)
Emerging Growth                           18.81%                 NA              20.41%

(With an optional Death Benefit provision or the optional Performance Income Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                               3.69%               2.97%              3.07%
Quality Income Plus                        9.48%               6.58%              8.36%
High Yield                                10.22%              10.13%             14.45%
Utilities                                 25.29%              11.69%             12.94%
Income Builder                               NA                  NA              22.08%
Dividend Growth                           23.76%              16.88%             17.71%
Capital Growth                            22.71%               9.50%             10.66%
Global Dividend Growth                    10.39%                 NA              11.52%
European Growth                           14.38%              21.92%             16.01%
Pacific Growth                           (38.62%)                NA             (12.29%)
Capital Appreciation                         NA                  NA              12.39%
Equity                                    35.42%              18.40%             20.63%
Strategist                                12.05%               8.80%             11.12%
Equity Growth                                NA                  NA              31.31%
International Magnum                         NA                  NA               5.78%
Emerging Markets Equity                   (1.17%)                NA              (2.83%)
Emerging Growth                           18.66%                 NA              20.25%

(With both the Optional Performance Income Benefit and the Optional Performance Death Benefit)

                                                                              10-Years or Since
Sub-Account                                1 Year             5-Years       Inception (if less)
-----------------------------------------------------------------------------------------------
Money Market                               3.57%               2.86%              2.96%
Quality Income Plus                        9.36%               6.46%              8.25%
High Yield                                10.10%              10.01%             14.33%
Utilities                                 25.15%              11.56%             12.82%
Income Builder                               NA                  NA              21.95%
Dividend Growth                           23.63%              16.75%             17.58%
Capital Growth                            22.58%               9.38%             10.54%
Global Dividend Growth                    10.27%                 NA              11.39%
European Growth                           14.25%              21.78%             15.89%
Pacific Growth                           (38.68%)                NA             (12.39%)
Capital Appreciation                         NA                  NA              12.26%
Equity                                    35.27%              18.27%             20.50%
Strategist                                11.93%               8.68%             11.00%
Equity Growth                                NA                  NA              31.16%
International Magnum                         NA                  NA               5.66%
Emerging Markets Equity                   (1.27%)                NA              (2.94%)
Emerging Growth                           18.53%                 NA              20.12%

The unaudited financial statements of Northbrook Life Insurance Company for the third quarter ended September 30, 1997 are incorporated by reference to the Company's Form 10-Q Report for that period (File No. 33-90272), a copy of which accompanies this Statement of Additional Information.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II (the "Account") as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1997 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth, Pacific Growth, Capital Appreciation, and Income Builder portfolios that comprise the Account and for the year ended December 31, 1996 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth, and Pacific Growth portfolios that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1997, the results of its operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, of each of the portfolios comprising the Account, in conformity with generally accepted accounting principles.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 20, 1998

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENT OF NET ASSETS
DECEMBER 31, 1997
--------------------------------------------------------------------------------
($ and shares in thousands)

ASSETS
Investments in the Dean Witter Variable Investment
Series Portfolios:
  Money Market, 301,306 shares (cost $301,306)                     $   301,306
  High Yield, 55,003 shares (cost $348,823)                            336,619
  Equity, 21,938 shares (cost $560,962)                                736,690
  Quality Income Plus, 39,291 shares (cost $416,727)                   423,168
  Strategist, 28,631 shares (cost $371,672)                            423,738
  Dividend Growth, 80,882 shares (cost $1,254,591)                   1,747,060
  Utilities, 22,035 shares (cost $297,406)                             409,636
  European Growth, 15,212 shares (cost $264,905)                       358,090
  Capital Growth, 6,433 shares (cost $96,620)                          117,662
  Global Dividend Growth, 32,426 shares (cost $386,272)                450,391
  Pacific Growth, 10,189 shares (cost $96,689)                          62,357
  Capital Appreciation, 2,721 shares (cost $29,661)                     30,805
  Income Builder, 4,508 shares (cost $49,413)                           53,011
                                                                   -----------

       Total assets                                                  5,450,533


LIABILITIES
Payable to Northbrook Life Insurance Company:
  Accrued contract maintenance charges                                   1,303
                                                                   -----------
       Net assets                                                  $ 5,449,230
                                                                   -----------
                                                                   -----------

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)

                                              Dean Witter Variable Investment Series Portfolios
                            ------------------------------------------------------------------------------------------------------
                                                                           Quality
                                Money           High                        Income                      Dividend
                               Market          Yield         Equity           Plus     Strategist         Growth      Utilities
                            ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                   $  16,353      $  34,268      $  41,702      $  27,402      $  20,644      $  99,490      $  17,681
Charges from Northbrook
  Life Insurance Company:
  Mortality and expense risk   (4,022)        (3,549)        (7,450)        (5,127)        (5,001)       (18,630)        (4,653)
  Administrative expense         (316)          (278)          (583)          (407)          (396)        (1,463)          (370)
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net investment income
       (loss)                  12,015         30,441         33,669         21,868         15,247         79,397         12,658

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
  sales of investments:
  Proceeds from sales         196,264         23,906         67,364         72,313         44,632         80,976         92,601
  Cost of investments sold   (196,264)       (24,070)       (53,203)       (73,318)       (38,107)       (53,624)       (76,667)
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net realized gains
       (losses)                     -           (164)        14,161         (1,005)         6,525         27,352         15,934
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
Change in unrealized
  gains (losses)                    -         (2,116)       125,556         16,518         21,328        191,096         56,029
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net gains (losses)
       on investments               -         (2,280)       139,717         15,513         27,853        218,448         71,963
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                $  12,015      $  28,161     $  173,386      $  37,381      $  43,100     $  297,845      $  84,621
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

                                              Dean Witter Variable Investment Series Portfolios
                            ------------------------------------------------------------------------------------------------------
                                                             Global
                             European        Capital       Dividend       Pacific         Capital         Income
                               Growth         Growth         Growth         Growth   Appreciation        Builder          Total
                            ------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                   $  20,132      $  11,049      $  23,088       $  1,707      $       -      $   1,239      $ 314,755
Charges from Northbrook
  Life Insurance Company:
  Mortality and expense risk   (4,142)        (1,254)        (5,018)        (1,368)          (199)          (283)       (60,696)
  Administrative expense         (326)           (99)          (394)          (108)           (15)           (22)        (4,777)
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net investment income
       (loss)                  15,664          9,696         17,676            231           (214)           934        249,282

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from
  sales of investments:
  Proceeds from sales          43,054         13,791         21,637         56,309          2,358            642        715,847
  Cost of investments sold    (30,764)       (10,602)       (17,642)       (64,678)        (2,200)          (608)      (641,747)
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net realized gains
       (losses)                12,290          3,189          3,995         (8,369)           158             34         74,100
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
Change in unrealized
  gains (losses)               15,432          4,657         12,263        (35,707)         1,144          3,598        409,798
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
     Net gains (losses)
       on investments          27,722          7,846         16,258        (44,076)         1,302          3,632        483,898
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                $  43,386      $  17,542      $  33,934      $ (43,845)      $  1,088       $  4,566      $ 733,180
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
($ and units in thousands, except value per unit)

                                              Dean Witter Variable Investment Series Portfolios
                            ------------------------------------------------------------------------------------------------------
                                                                           Quality
                                Money           High                        Income                      Dividend
                               Market          Yield         Equity           Plus     Strategist         Growth      Utilities
                            ------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)                    $  12,015      $  30,441      $  33,669      $  21,868      $  15,247     $   79,397      $  12,658
Net realized gains
  (losses)                          -           (164)        14,161         (1,005)         6,525         27,352         15,934

Change in unrealized gains
  (losses)                          -         (2,116)       125,556         16,518         21,328        191,096         56,029
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

  Change in net assets
     resulting from
     operations                12,015         28,161        173,386         37,381         43,100        297,845         84,621

FROM CAPITAL TRANSACTIONS
Deposits                      149,402        104,526        162,502         50,521         85,569        446,039         30,744
Benefit payments               (9,812)        (3,029)        (4,642)        (7,406)        (4,738)       (13,976)        (6,217)
Payments on termination       (82,460)       (34,243)       (76,080)       (55,141)       (53,102)      (185,959)       (53,999)
Contract maintenance charges     (101)          (123)          (296)          (182)          (184)          (748)          (192)
Transfers among the
  portfolios and with the
  Fixed Account - net         (68,644)        13,062         30,461        (17,577)         6,753         59,898        (32,932)
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

     Change in net assets
       resulting from
       capital transactions   (11,615)        80,193        111,945        (29,785)        34,298        305,254        (62,596)
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

INCREASE (DECREASE) IN
  NET ASSETS                      400        108,354        285,331          7,596         77,398        603,099         22,025

NET ASSETS AT BEGINNING
  OF PERIOD                   300,834        228,184        451,183        415,471        346,239      1,143,544        387,513
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

NET ASSETS AT END OF
  PERIOD                    $ 301,234      $ 336,538      $ 736,514      $ 423,067      $ 423,637     $1,746,643      $ 409,538
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   12.55      $   26.65      $   38.87      $   17.98      $   21.54      $   32.59      $   24.21
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

Units outstanding at end
  of period                    18,622          8,795         13,509         20,834         16,149         39,665         15,170
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   12.51      $   26.57      $   38.76      $   17.93      $   21.48      $   32.50      $   24.14
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

Units outstanding at end
  of period                     5,407          3,844          5,455          2,701          3,529         13,970          1,754
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

                                              Dean Witter Variable Investment Series Portfolios
                            ------------------------------------------------------------------------------------------------------
                                                             Global
                             European        Capital       Dividend       Pacific         Capital         Income
                               Growth         Growth         Growth         Growth   Appreciation        Builder          Total
                            ------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)                    $  15,664      $   9,696      $  17,676      $     231      $    (214)     $     934     $  249,282
Net realized gains
  (losses)                     12,290          3,189          3,995         (8,369)           158             34         74,100
Change in unrealized
  gains (losses)               15,432          4,657         12,263        (35,707)         1,144          3,598        409,798
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------

  Change in net assets
     resulting from
     operations                43,386         17,542         33,934        (43,845)         1,088          4,566        733,180

FROM CAPITAL TRANSACTIONS
Deposits                       87,645         24,982        128,566         15,672         18,352         31,208      1,335,728
Benefit payments               (2,725)          (910)        (3,466)        (1,262)          (109)          (165)       (58,457)
Payments on termination       (37,732)       (11,218)       (41,571)       (11,743)          (944)        (1,458)      (645,650)
Contract maintenance
  charges                        (148)           (49)          (199)           (37)           (12)           (15)        (2,286)
Transfers among the
  portfolios and with the
  Fixed Account - net          (3,726)         8,692         25,556        (26,769)        12,422         18,862         26,058
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------

  Change in net assets
     resulting from capital
     transactions              43,314         21,497        108,886        (24,139)        29,709         48,432        655,393
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------

INCREASE (DECREASE) IN
  NET ASSETS                   86,700         39,039        142,820        (67,984)        30,797         52,998      1,388,573

NET ASSETS AT BEGINNING
  OF PERIOD                   271,305         78,594        307,464        130,326              -              -      4,060,657
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------

NET ASSETS AT END
  OF PERIOD                 $ 358,005      $ 117,633      $ 450,284      $  62,342      $  30,797      $  52,998     $5,449,230
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------
                            ---------      ---------      ---------      ---------      ---------      ---------     ----------

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   27.87      $   20.18      $   15.30      $    6.06      $   11.18      $   12.08
                            ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------

Units outstanding at
  end of period                 9,762          4,469         21,656          8,190          1,609          2,363
                            ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   27.79      $   20.12      $   15.26      $    6.04      $   11.16      $   12.07
                            ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------

Units outstanding at
  end of period                 3,091          1,365          7,789          2,105          1,148          2,025

                            ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II


STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------------------------
($ and units in thousands, except value per unit)


                                              Dean Witter Variable Investment Series Portfolios
                            ------------------------------------------------------------------------------------------------------
                                                                           Quality
                                Money           High                        Income                      Dividend
                               Market          Yield         Equity           Plus     Strategist         Growth      Utilities
                            ------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)                    $   9,192      $  19,006      $  42,957      $  23,023      $   8,903      $  31,688      $  10,360
Net realized gains (losses)         -           (360)         1,623         (1,632)         1,212          3,058          8,482
Change in unrealized gains
  (losses)                          -         (1,795)        (7,081)       (21,855)        30,151        152,104          8,559
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

  Change in net assets
     resulting from
     operations                 9,192         16,851         37,499           (464)        40,266        186,850         27,401

FROM CAPITAL TRANSACTIONS
Deposits                      167,498         83,674        131,579         52,568         42,708        266,005         37,371
Benefit payments               (8,807)        (2,069)        (3,092)        (7,512)        (4,219)        (9,022)        (5,738)
Payments on termination       (37,294)       (11,121)       (23,766)       (31,874)       (23,127)       (66,865)       (32,116)
Contract maintenance
  charges                        (109)           (94)          (207)          (195)          (172)          (565)          (217)
Transfers among the
  portfolios and with the
  Fixed Account - net         (39,281)        18,476         23,390        (37,007)       (10,465)        38,681        (49,309)
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

     Change in net assets
       resulting from
       capital transactions    82,007         88,866        127,904        (24,020)         4,725        228,234        (50,009)
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

INCREASE (DECREASE) IN
  NET ASSETS                   91,199        105,717        165,403        (24,484)        44,991        415,084        (22,608)

NET ASSETS AT BEGINNING
  OF PERIOD                   209,635        122,467        285,780        439,955        301,248        728,460        410,121
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

NET ASSETS AT END
  OF PERIOD                 $ 300,834      $ 228,184      $ 451,183      $ 415,471      $ 346,239     $1,143,544      $ 387,513
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   12.08      $   24.15      $   28.67      $   16.40      $   19.20     $    26.30      $   19.30
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------


Units outstanding at end
  of period                    21,477          7,989         13,438         24,233         17,132         38,903         19,259
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------
                            ---------      ---------      ---------      ---------      ---------     ----------      ---------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   12.07      $   24.11      $   28.63      $   16.38      $   19.17     $   26.26       $   19.27
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------     ---------       ---------

Units outstanding at
  end of period                 3,424          1,463          2,303          1,096            904          4,587            823
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------      ---------      ---------      ---------

                                              Dean Witter Variable Investment Series Portfolios
                            -----------------------------------------------------------------------------
                                                             Global
                             European        Capital       Dividend       Pacific
                               Growth         Growth         Growth         Growth          Total
                            -----------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
  (loss)                    $   7,751      $     431      $   7,678      $    (422)    $  160,567
Net realized gains
  (losses)                      1,911          1,890            407            180         16,771
Change in unrealized
  gains (losses)               43,165          3,981         28,418            449        236,096
                            ---------      ---------      ---------      ---------     ----------

     Change in net assets
       resulting from
       operations              52,827          6,302         36,503            207        413,434

FROM CAPITAL TRANSACTIONS
Deposits                       54,928         18,649         76,120         37,469        968,569
Benefit payments               (1,847)          (736)        (2,137)        (1,002)       (46,181)
Payments on termination       (15,391)        (5,821)       (14,070)        (7,379)      (268,824)
Contract maintenance
  charges                        (127)           (39)          (151)           (74)        (1,950)
Transfers among the
  portfolios and with the
  Fixed Account - net          16,815          1,244         26,476         14,897          3,917
                            ---------      ---------      ---------      ---------     ----------

     Change in net assets
       resulting from
       capital transactions    54,378         13,297         86,238         43,911        655,531
                            ---------      ---------      ---------      ---------     ----------

INCREASE (DECREASE) IN
  NET ASSETS                  107,205         19,599        122,741         44,118      1,068,965

NET ASSETS AT BEGINNING
  OF PERIOD                   164,100         58,995        184,723         86,208      2,991,692
                            ---------      ---------      ---------      ---------     ----------

NET ASSETS AT END OF
  PERIOD                    $ 271,305      $  78,594      $ 307,464      $ 130,326     $4,060,657
                            ---------      ---------      ---------      ---------     ----------
                            ---------      ---------      ---------      ---------     ----------

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   24.33      $   16.42      $   13.84      $    9.86
                            ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------

Units outstanding at
  end of period                10,007          4,278         19,847         11,811
                            ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit
  at end of period          $   24.30      $   16.40      $   13.82      $    9.84
                            ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------

Units outstanding at
  end of period                 1,144            509          2,364          1,412
                            ---------      ---------      ---------      ---------
                            ---------      ---------      ---------      ---------

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
TWO YEARS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate Life"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life writes certain annuity contracts, the proceeds of which are invested at the direction of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk, but may also invest in the general account of Northbrook Life. The Account, in turn, invests in shares of the portfolios of the Dean Witter Variable Investment Series ("Fund"). Northbrook Life provides administrative and insurance services to the Account for a fee.

     Dean Witter Reynolds, Inc. ("Dean Witter"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the sole distributor of Northbrook Life's flexible premium deferred variable annuity contracts and certain single and flexible premium annuities. Dean Witter InterCapital, Inc. ("InterCapital"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the investment manager for the Fund. In October 1993, Allstate Life and Northbrook Life announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives. InterCapital receives investment management fees from the Fund.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares in the portfolios of the Fund and are stated at fair value based on quoted market prices.

     RECOGNITION OF INVESTMENT INCOME - Investment income consists of dividends declared by the portfolios of the Fund and is recognized on the date of record.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     CONTRACTHOLDER ACCOUNT ACTIVITY - Account activity is reflected in individual contractholder accounts on a daily basis.

     FEDERAL INCOME TAXES - The Account is intended to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. Under current law, no federal income taxes are payable by the Account.

     ACCOUNT VALUE - Certain calculations that could be made in the financial statements may differ from published amounts due to truncation of actual Account values.

3. CONTRACT MAINTENANCE, MORTALITY AND EXPENSE RISK, ADMINISTRATIVE EXPENSE, AND ENHANCED DEATH BENEFIT CHARGES

     For each year or portion of a year a contract is in effect, Northbrook Life deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract.

     Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the daily net assets of the Account. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

     Northbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the daily net assets of the Account. This charge is designed to cover administrative expenses.

     Northbrook Life offers contractholders the choice of two death benefit options. The Enhanced Death Benefit option guarantees that the death benefit will provide a cumulative return greater than or equal to a specified level, while the Performance Death Benefit option guarantees that the death benefit will not be less than the contract's highest value on any anniversary (collectively, "Death Benefit Options"). For either death benefit, Northbrook Life deducts daily an additional charge equal to .13% per annum of the daily net assets of the Account which are attributable to contractholders who have elected the optional death benefit.

4.   FINANCIAL INSTRUMENTS

     The investments of the Separate Accounts are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.

5.   UNITS ISSUED AND REDEEMED

     Units issued and redeemed by the Account during 1997 for contracts with and without the Death Benefit Options were as follows:

                                             DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                            --------------------------------------------------------------------------------
(Units in thousands)                                            QUALITY
                             MONEY        HIGH                  INCOME                  DIVIDEND
                             MARKET       YIELD      EQUITY      PLUS      STRATEGIST    GROWTH    UTILITIES
                            --------------------------------------------------------------------------------
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period        21,477       7,989      13,438      24,233      17,132      38,903      19,259

Unit activity during 1997:
  Issued                     13,675       2,640       3,203       1,824       2,408       7,783         759
  Redeemed                  (16,530)     (1,834)     (3,132)     (5,223)     (3,391)     (7,021)     (4,848)
                            -------     -------     -------     -------     -------     -------     -------
Units outstanding at
  end of period              18,622       8,795      13,509      20,834      16,149      39,665      15,170
                            -------     -------     -------     -------     -------     -------     -------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period         3,424       1,463       2,303       1,096         904       4,587         823

Unit activity during 1997:
  Issued                      9,358       2,883       3,851       2,005       2,953      10,318       1,131
  Redeemed                   (7,375)       (502)       (699)       (400)       (328)       (935)       (200)
                            -------     -------     -------     -------     -------     -------     -------

Units outstanding at
  end of period               5,407       3,844       5,455       2,701       3,529      13,970       1,754
                            -------     -------     -------     -------     -------     -------     -------


                               DEAN WITTER VARIABLE INVESTMENT SERIES PORTFOLIOS
                            -------------------------------------------------------------------
(Units in thousands)                                 GLOBAL
                            EUROPEAN     CAPITAL    DIVIDEND     PACIFIC     CAPITAL    INCOME
                             GROWTH      GROWTH      GROWTH      GROWTH   APPRECIATION  BUILDER
                            -------------------------------------------------------------------
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period        10,007       4,278      19,847      11,811           -           -

Unit activity during 1997:
  Issued                      2,051       1,203       5,450       2,237       1,908       2,541
  Redeemed                   (2,296)     (1,012)     (3,641)     (5,858)       (299)       (178)
                            -------     -------     -------     -------     -------     -------
Units outstanding at
  end of period               9,762      4,469       21,656       8,190       1,609       2,363
                            -------     -------     -------     -------     -------     -------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period         1,144         509       2,364       1,412           -           -

Unit activity during 1997:
  Issued                      2,332       1,051       5,991       2,560       1,266       2,086
  Redeemed                     (385)       (195)       (566)     (1,867)       (118)        (61)
                            -------     -------     -------     -------     -------     -------

Units outstanding at
  end of period               3,091       1,365       7,789       2,105       1,148       2,025
                            -------     -------     -------     -------     -------     -------

Units relating to accrued contract maintenance charges are included in units redeemed.

                                     ******

                                        PART C
                                  OTHER INFORMATION

24A. FINANCIAL STATEMENTS
     Northbrook Life Insurance Company Financial Statements and Northbrook Variable Annuity Account II Financial Statements are included in Part B of this Registration Statement.

24B. EXHIBITS
     The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

 (1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II*
 (2)       Not Applicable
 (3)(a)    Underwriting Agreement*
    (b)    Form of General Agency  Agreement*
 (4)(a)    Form of Contract and Certificate Amendments*,**,***
 (5)       Form of  application  for a  Contract*
 (6)(a)    Articles of Incorporation of Northbrook Life Insurance Company*
    (b)    By-laws of Northbrook Life Insurance Company*
 (7)       Not applicable
 (8)       Form of Participation Agreement****
 (9) Opinion of Robert S. Seiler, Senior Vice President, Secretary and General Counsel of Northbrook Life Insurance Company*
(10)(a)    Consent of Accountants
    (b)    Consent of Attorneys*****
(11)       Not applicable
(12)       Form of Agreement to Purchase Shares*
(13)       Performance Data Calculations
(99)       Powers of Attorney*

------------------------

* Previously filed in Form N-4 Registration Statement No. 33-35412 dated December 31, 1996 and incorporated by reference.

** Previously filed in Form N-4 Registration Statement No. 33-35412 dated February 28, 1997 and incorporated by reference.

*** Previously filed in Form N-4 Registration Statement No. 33-35412 dated November 20, 1997 and incorporated by reference.

**** Previously filed in Form N-4 Registration Statement No. 33-35412 dated April 30, 1996 and incorporated by reference.

***** Previously filed in Form N-4 Registration Statement No. 33-35412 dated
      June 14, 1990 and incorporated by reference.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR




NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITION AND OFFICE WITH DEPOSITOR OF THE TRUST
------------------       -----------------------------------------------
Louis G. Lower, II       Chairman of the Board of Directors and Chief Executive Officer
Michael J. Velotta       Director, Vice President, Secretary and General Counsel
Peter H. Heckman         Director, President and Chief Operating Officer
Marla G. Friedman        Vice President
John R. Hunter           Director and Assistant Vice President
Kevin R. Slawin          Director and Vice President
Casey J. Sylla           Director and Chief Investment Officer
Karen C. Gardner         Vice President
James P. Zils            Treasurer
Keith A. Hauschildt      Assistant Vice President and Controller
Sarah R. Donahue         Assistant Vice President
Ronald Johnson           Assistant Vice President
Barry S. Paul            Assistant Vice President
Emma M. Kalaidjian       Assistant Secretary
Paul N. Kierig           Assistant Secretary
Mary J. McGinn           Assistant Secretary
Robert N. Roeters        Assistant Vice President
Brenda D. Sneed          Assistant Secretary and Assistant General Counsel
C. Nelson Strom          Assistant Vice President and Corporate Actuary
Charles F. Thalheimer    Assistant Vice President
Nancy M. Bufalino        Assistant Treasurer
Patricia A. Wilson       Assistant Vice President, Assistant Secretary and Assistant Treasurer


     The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS
     As of December 31, 1997 there were in force 13,838 qualified and 75,462 non-qualified contracts. The Registrant began operations on October 25, 1990.

28.  INDEMNIFICATION
     The General Agency Agreement (Exhibit 3(b)) has a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

     Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES
      Dean Witter Reynolds Inc. is the principal underwriter for the following investment companies:

Dean Witter Offshore Money Market Fund

Various Unit Investment Trusts

Various Variable Annuities


29B.  PRINCIPAL UNDERWRITER



NAME AND PRINCIPAL BUSINESS
ADDRESS OF EACH SUCH PERSON             POSITIONS AND OFFICES WITH UNDERWRITER
---------------------------             --------------------------------------
Dean Witter Reynolds Inc.               Underwriter
("Dean Witter")
Philip J. Purcell                       Chairman, Chief Executive Officer and Director
Richard M. Demartini                    President, Chief Operating Officer and Director,
                                          Dean Witter Capital
James F. Higgins                        President and Chief Operating Officer and Director,
                                          Dean Witter Financial
Stephen R. Miller                       Senior Executive Vice President and Director
Raymond J. Drop                         Executive Vice President
Robert J. Dwyer                         Executive Vice President, National Sales Director
                                          and Director
Christine A. Edwards                    Executive Vice President, Secretary, General Counsel
                                          and Director
Charles A. Fiumefreddo                  Executive Vice President and Director
Frederick J. Frohne                     Executive Vice President
Alfred J. Golden                        Executive Vice President
E. Davisson Hardman, Jr.                Executive Vice President


Mitchell M. Merin                       Executive Vice President, Chief Administrative Officer
                                          and Director
Laurence E. Mollner                     Executive Vice President
Jeremiah A. Mullins                     Executive Vice President
Richard F. Powers, III                  Executive Vice President and Director
John H. Schaefer                        Executive Vice President
Thomas C. Schneider                     Executive Vice President, Chief Financial Officer and
                                          Director
Robert B. Sculthorpe                    Executive Vice President
William B. Smith                        Executive Vice President and Director
Samule H. Wolcott, III                  Executive Vice President
Anthony Basile                          Senior Vice President
Ronald T. Carman                        Senior Vice President, Associate General Counsel
                                          and Assistant  Secretary
Michael T. Cunningham                   Senior Vice President
Mary E. Curran                          Senior Vice President
David Diaz                              Senior Vice President
Raymond F. Douglas                      Senior Vice President
Paul J. Dubow                           Senior Vice President and Deputy General Counsel
Michael T. Gregg                        Senior Vice President and Deputy General Counsel
Erick R. Holt                           Senior Vice President and Assistant Secretary
Birendra Kumar                          Senior Vice President and Treasurer
George R. Ross                          Senior Vice President
Robert P. Seass                         Senior Vice President
Joseph G. Siniscalchi                   Senior Vice President and Controller, Dean Witter
                                          Financial
Michael H. Stone                        Senior Vice President
Lawrence Volpe                          Senior Vice President and Controller, Dean Witter
                                          Reynolds Inc. and Dean Witter Capital
Lorena J. Kern                          Senior Vice President
Kathryn M. McNamara                     Senior Vice President and Director of Governmental
                                          Affairs
Michael D. Browne                       Assistant Secretary
Linda M. Butler                         Assistant Secretary
Marilyn Cranney                         Assistant Secretary
Sheldon Curtis                          Assistant Secretary
Barry Fink                              Assistant Secretary
Sabrina Hurley                          Assistant Secretary
Barbara B. Kiley                        Assistant Secretary



    The principal business address of Dean Witter and the foregoing directors and officers is Two World Trade Center, New York, New York 10048.

29C.  COMPENSATION OF DEAN WITTER
      The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

     (1)              (2)              (3)              (4)            (5)
                      NET         COMPENSATION
                 UNDERWRITING     OR REDEMPTION
   NAME OF       DISCOUNTS AND         OR            BROKERAGE
  PRINCIPAL      COMMISSIONS      ANNUITIZATION     COMMISSIONS    COMPENSATION
-------------    -------------    --------------    -----------    ------------
Dean Witter
Reynolds Inc.                                       $81,393,283

30.  LOCATION OF ACCOUNTS AND RECORDS
     Northbrook Life Insurance Company
     3100 Sanders Road
     Northbrook, Illinois 60062

31.  MANAGEMENT SERVICES
     None

32.  UNDERTAKINGS
     The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE The Company represents that it is relying upon a November 28, 1988
Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

34.  REPRESENTATION REGARDING CONTRACT EXPENSES
     Northbrook Life Insurance Company ("Northbrook Life") represents that the fees and charges deducted under the Group and Individual Variable Annuity Contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 3rd day of March, 1998.

                                   NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                        (REGISTRANT)

                                   BY: NORTHBROOK LIFE INSURANCE COMPANY
                                        (DEPOSITOR)


(SEAL)
Attest: /S/ BRENDA D. SNEED             By: /S/ MICHAEL J. VELOTTA
        ---------------------------         ------------------------------------
        Brenda D. Sneed                     Michael J. Velotta
        Assistant Secretary                 Vice President, Secretary and
         And Assistant General Counsel       General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 3rd day of March, 1998.


*/LOUIS G. LOWER, II          Chairman of the Board of Directors and
------------------------      Chief Executive Officer
   Louis G. Lower, II         (Principal Executive Officer)

/S/ MICHAEL J. VELOTTA        Vice President, Secretary, General
------------------------       Counsel and Director
   Michael J. Velotta

*/PETER H. HECKMAN            President, Chief Operating Officer
------------------------       and Director
   Peter H. Heckman

*/JOHN R. HUNTER              Assistant Vice President
------------------------       and Director
   John R. Hunter

*/KEVIN R. SLAWIN             Vice President and Director
------------------------      (Principal Financial Officer)
 Kevin R. Slawin

*/CASEY J. SYLLA              Chief Investment Officer and Director
------------------------
 Casey J. Sylla

*/MARLA G. FRIEDMAN           Vice President
------------------------
 Marla G. Friedman


*/KAREN C. GARDNER            Vice President
------------------------
 Karen C. Gardner

*/JAMES P. ZILS               Treasurer
------------------------
  James P. Zils

*/KEITH A. HAUSCHILDT         Assistant Vice President and Controller
------------------------       (Principal Accounting Officer)
   Keith A. Hauschildt


*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.